Securities - Pledged assets and Restricted cash and securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Assets	$ 472,300	$ 416,064	$ 409,877
Securities	150,200	136,627
Loans	80,615	71,570
Trading assets	14,276	13,981
Interest-bearing deposits with banks	10,397	9,612
Pledged assets permitted to be sold or repledged	349,000	300,000
Market value of securities received as collateral that have been sold or repledged	306,000	264,000
Cash segregated under federal or other regulations	3,000	1,000
Securities segregated under federal or other regulations	3,000	5,000
Asset Pledged as Collateral
Debt Securities, Available-for-sale [Line Items]
Assets	147,000	138,000
Securities	122,000	117,000
Loans	17,000	15,000
Trading assets	7,000	5,000
Interest-bearing deposits with banks	1,000	1,000
Financial instruments, owned, at fair value	24,000	23,000
Asset Pledged as Collateral | Federal Reserve Discount Window Borrowings
Debt Securities, Available-for-sale [Line Items]
Assets	90,000	88,000
Asset Pledged as Collateral | Federal Home Loan Bank Advances
Debt Securities, Available-for-sale [Line Items]
Assets	$ 10,000	$ 10,000